Income tax	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Income tax
9	Income tax

	2021 € ‘000s	2020 € ‘000s	2019 € ‘000s
The following income taxes are recognized in profit or loss:
Current tax expense:
Current year	9,389	13,041	2,787
Changes in estimates related to prior years	(189)	23	(2)
Foreign exchange adjustment	23	(8)	3
Deferred tax expense:
Origination and reversal of temporary differences	21,797	(9,580)	(1,385)
Origination of changes in tax rates	(64)	—	(15)
Changes in estimates related to prior years	105	—	—
Recognition of previously unrecognized deferred tax assets	(34,938)	—	—
Foreign exchange adjustment	47	(2)	4
Release of deferred tax arising on business combinations	(6,901)	(3,188)	(1,058)
Dividend tax expense	761	143	—

Income tax expense reported in the Consolidated Statement of Profit or Loss and Other Comprehensive Income	(9,970)	429	333

The applicable tax rate for the effective tax reconciliation is taken from the Company’s domestic tax rate at 0% (2020: 0%).

	2021	2020	2019
	€ ‘000s	€ ‘000s	€ ‘000s
Profit/(loss) before taxation	225,908	149,646	(17,617)
At SGHC’s statutory tax rate
Tax expense at statutory rate	—	—	—
Rate differential between local and Group rates	20,581	3,617	1,391
Release of deferred tax arising on business combinations	(6,901)	(3,188)	(1,058)
Recognition of deferred tax arising on assessed loss	(23,650)	—	—

(Benefit)/Expense reported in the Consolidated Statement of Profit or Loss and Other Comprehensive Income	(9,970)	429	333

	2021	2020
	€ ‘000s	€ ‘000s
Reconciliation of deferred tax assets/(liabilities), net:
Net deferred tax (liabilities)/assets as of January 1	4,523	(1,624)
Net additions from business combinations	(9,672)	(6,617)
Recognized within income tax expense	19,954	12,771
Foreign currency translation adjustment	55	(7)

Net deferred tax (liabilities)/assets as of December 31	14,860	4,523

	2021 € ‘000s	2020 € ‘000s
The deferred tax assets and liabilities relate to the following items:
Taxes arising on acquired intangible assets	(10,740)	(9,202)
Intangible assets	10	32
Trade and other payables	6,417	1,820
Tax loss carried forward	20,416	194
Corporate tax rebate	—	11,533
Other assets and prepayments	(1,244)	146
Reflected in the Consolidated Statement of Financial Position:
Deferred tax assets	24,108	13,734
Deferred tax liabilities	(9,248)	(9,211)
The Group has tax losses that arose in Betway Limited of € 57.4 million (2020: € 84.5 million), (2019: € 96.6 million) and GM Gaming Limited of €7.1 million (2020: € 7.2 million), (2019: € 3.6 million) that are available for offsetting against future taxable profits of the companies in which the losses arose.
Deferred tax assets have not been recognized in various subsidiaries for their assessed losses as they may not be used to offset taxable profits elsewhere in the Group. These have arisen in subsidiaries that have been loss-making for some time, and there are no other tax planning opportunities or other evidence of recoverability in the near future.